Loans and advances to customers - Impaired assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	€ 790,470	€ 790,848
Balance at end of year	848,915	790,470	€ 790,848
Impaired financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Written-off assets	43,508	40,473	36,848
Loans and receivables category | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Net additions	8,409	7,393	7,862
Written-off assets	(13,522)	(12,758)	(12,361)
Changes in the scope of consolidation	9,618	661	106
Exchange differences and other	(798)	1,144	154
Gross carrying amount | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	32,573	36,133
Balance at end of year	36,280	32,573	36,133
Gross carrying amount | Loans and receivables category | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	32,573	36,133	40,372
Balance at end of year	36,280	32,573	36,133
Gross carrying amount | Loans and receivables category | Impaired financial assets | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	32,573	36,133
Balance at end of year	€ 36,280	€ 32,573	€ 36,133